CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2017
Cash, cash equivalents and other investments [Abstract]
Schedule of other investments

	As of December 31,
	2017	2016

Investments in companies under cost method	252	—
Investments in debt instruments	3,128	5,998

Other investments, net – Non-current	3,380	5,998

Schedule of cash and cash equivalents

	As of December 31,
	2017	2016

(i) Other investments
Other deposits with maturity of more than three months	132,736	144,853

Other investments - Current	132,736	144,853
(ii) Cash and cash equivalents
Cash and banks	100,739	70,711
Restricted cash	50	83
Short-term bank deposits	229,239	70,760
Other deposits with maturity of less than three months	7,751	41,909

Cash and cash equivalents	337,779	183,463